Customer deposits (Tables)	12 Months Ended
Dec. 31, 2020
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2019	2020
	US$	US$
Advances for real estate properties	2,616,487,072	2,332,850,810
Add: increase in revenue recognized in excess of amounts received from customers	25,665,783	59,622,703
Less: recognized as progress billings	(1,536,054,208)	(1,439,534,129)
Customer deposits (Note 2(h))	1,106,098,647	952,939,384